FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities - GBP (£) £ in Millions	Dec. 31, 2018		Dec. 31, 2017
The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	£ 26,263		£ 28,888	[1]
Customer deposits	391,251		418,124	[1]
Debt securities in issue	64,533		61,817	[1]
Subordinated liabilities	12,745		14,782	[1]
The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	5,320	[1]	7,538
Customer deposits	229,402	[1]	234,397
Debt securities in issue	49,787	[1]	48,158
Subordinated liabilities	9,528	[1]	9,341
Level 2 of fair value hierarchy [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	26,245		28,883
Customer deposits	385,357		411,563
Due to fellow Lloyds Banking Group undertakings	19,663		13,237
Debt securities in issue	66,379		64,790
Subordinated liabilities	14,460		17,288
Level 2 of fair value hierarchy [member] | The Group [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	21,170		23,175
Customer deposits	1,818		2,638
Due to fellow Lloyds Banking Group undertakings	2,801
Level 2 of fair value hierarchy [member] | Disposal groups classified as held for sale [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks			916
Due to fellow Lloyds Banking Group undertakings			2,063
Debt securities in issue			1,794
Subordinated liabilities			2,345
Level 2 of fair value hierarchy [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	5,300		7,536
Customer deposits	229,593		234,512
Due to fellow Lloyds Banking Group undertakings	88,383		112,769
Debt securities in issue	51,501		50,716
Subordinated liabilities	10,558		10,860
Level 2 of fair value hierarchy [member] | The Bank [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	1,193		3,198
Customer deposits	1,818		2,637
Due to fellow Lloyds Banking Group undertakings	2,801
Level 3 of fair value hierarchy [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Customer deposits	6,167		6,850
Gross carrying amount [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	26,263		28,888
Customer deposits	391,251		418,124
Due to fellow Lloyds Banking Group undertakings	19,663		13,237
Debt securities in issue	64,533		61,865
Subordinated liabilities	12,745		14,782
Gross carrying amount [member] | The Group [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	21,170		23,175
Customer deposits	1,818		2,638
Due to fellow Lloyds Banking Group undertakings	2,801
Gross carrying amount [member] | Disposal groups classified as held for sale [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks			916
Due to fellow Lloyds Banking Group undertakings			2,063
Debt securities in issue			1,794
Subordinated liabilities			2,345
Gross carrying amount [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	5,320		7,538
Customer deposits	229,402		234,397
Due to fellow Lloyds Banking Group undertakings	88,383		112,769
Debt securities in issue	49,787		48,158
Subordinated liabilities	9,528		9,341
Gross carrying amount [member] | The Bank [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	1,193		3,198
Customer deposits	1,818		2,637
Due to fellow Lloyds Banking Group undertakings	2,801
At fair value [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	26,245		28,883
Customer deposits	391,524		418,413
Due to fellow Lloyds Banking Group undertakings	19,663		13,237
Debt securities in issue	66,379		64,790
Subordinated liabilities	14,460		17,288
At fair value [member] | The Group [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	21,170		23,175
Customer deposits	1,818		2,638
Due to fellow Lloyds Banking Group undertakings	2,801
At fair value [member] | Disposal groups classified as held for sale [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks			916
Due to fellow Lloyds Banking Group undertakings			2,063
Debt securities in issue			1,794
Subordinated liabilities			2,345
At fair value [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	5,300		7,536
Customer deposits	229,593		234,512
Due to fellow Lloyds Banking Group undertakings	88,383		112,769
Debt securities in issue	51,501		50,716
Subordinated liabilities	10,558		10,860
At fair value [member] | The Bank [member] | Repurchase Agreements [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	1,193		3,198
Customer deposits	1,818		£ 2,637
Due to fellow Lloyds Banking Group undertakings	£ 2,801

[1]	See note 50.